Financial Instruments and Risk Management - Summary of Risk of Increase in Inflation (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	R$ 7,453	R$ 5,701
Interest rate risk [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	4,376	4,187
Financial liabilities	(4,805)	(4,722)
Net assets (liabilities) exposed	(429)	(535)
Interest rate risk [member] | Loans, financings and debentures [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(3,801)	(3,935)
Interest rate risk [member] | Debt agreed with pension fund [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(721)	(787)
Interest rate risk [member] | Forluz deficit of pension plan [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(283)
Interest rate risk [member] | Infrastructure -Distribution [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	111	128
Interest rate risk [member] | Transmission Indemnity receivable [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	1,928	1,805
Interest rate risk [member] | Concession Grant Fee [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	R$ 2,337	R$ 2,254